Trade and other receivables (Details 2) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of Trade and other receivable - allowance for doubtful accounts receivables [Abstract]
Balance at the beginning of the year	₨ 234,190	₨ 209,065
Add : Additional provision, net	370,000	383,534
Less : Bad debts written off	(394,973)	(358,409)
Balance at the end of the year	₨ 209,217	₨ 234,190